Estimated Useful Lives and Accumulated Depreciation for Furniture, Equipment and Software (Detail)	12 Months Ended
Dec. 31, 2012
Furniture and Fixtures | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life	3 years
Furniture and Fixtures | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life	7 years
Software | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life	3 years
Software | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life	5 years